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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811- 07890
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)*
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Address of principal executive offices)   (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 6/30/10
* Fund included is Invesco Tax-Exempt Securities Fund.

Item 1. Reports to Stockholders.

Invesco Tax-Exempt Securities Fund
Semiannual Report to Shareholders ■ June 30, 2010

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
11	Financial Statements
13	Notes to Financial Statements
20	Financial Highlights
24	Fund Expenses
25	Approval of Investment Advisory and Sub-Advisory Agreements
27	Results of Proxy
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 12/31/09 to 6/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.36%
Class B Shares	3.18
Class C Shares	3.13
Class Y Shares	3.49
Barclays Capital Municipal Bond Index▼ (Broad Market/Style-Specific Index)	3.31
Lipper General Municipal Debt Funds Index▼ (Peer Group Index)	3.26

▼	Lipper Inc.
The Barclays Capital Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market.
     The Lipper General Municipal Debt Funds Index is an unmanaged index considered representative of general municipal debt funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Average Annual Total Returns
As of 6/30/10, including maximum applicable sales charges

Class A Shares
Inception (3/27/80)	7.11%
10 Years	4.32
5 Years	2.26
1 Year	7.40

Class B Shares
Inception (7/28/97)	4.29%
10 Years	4.48
5 Years	2.57
1 Year	7.31

Class C Shares
Inception (7/28/97)	4.02%
10 Years	4.30
5 Years	2.77
1 Year	11.24

Class Y Shares
Inception (3/27/80)	7.53%
10 Years	5.04
5 Years	3.49
1 Year	12.92
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Tax-Exempt Securities Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Tax-Exempt Securities Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 0.82%, 1.17%, 1.27% and 0.57%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
2      Invesco Tax-Exempt Securities Fund

Letters to Shareholders

  Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

     Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the six months ended June 30, 2010. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we have just one focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
3      Invesco Tax-Exempt Securities Fund

Schedule of Investments

June 30, 2010
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations–(104.8%)
Alaska–(0.5%)
Northern Tobacco Securitization Corp., Asset-Backed Ser 2006 A	5.00%	06/01/32	$5,000	$3,791,550

Arizona–(1.9%)
Glendale Industrial Development Authority, John C Lincoln Health Ser 2005 B	5.25	12/01/23	3,250	3,290,950

Glendale Industrial Development Authority, John C Lincoln Health Ser 2005 B	5.25	12/01/25	2,250	2,251,147

Glendale Industrial Development Authority, Midwestern University, Ser 2010	5.00	05/15/35	500	494,355

Glendale Industrial Development Authority, Midwestern University, Ser 2010	5.125	05/15/40	1,150	1,151,254

Phoenix Civic Improvement Corp., Jr Lien Wastewater Ser 2004 (NATL-RE Insd)(a)	5.00	07/01/27	2,000	2,074,800

State of Arizona, Ser 2008 A (COPs) (AGM Insd)(a)	5.00	09/01/24	2,375	2,476,199

State of Arizona, Ser 2008 A (COPs) (AGM Insd)(a)	5.00	09/01/26	2,420	2,499,182

				14,237,887

California–(15.8%)
Alameda County Joint Powers Authority, Ser 2008 A (AGM Insd)(a)	5.00	12/01/25	4,535	4,693,861

Alvord Unified School District, 2007 Election, Ser 2008 A (AGM Insd)(a)	5.00	08/01/26	3,025	3,182,996

Alvord Unified School District, 2007 Election, Ser A (AGM Insd)(a)	5.00	08/01/25	375	397,485

Beverly Hills Unified School District, Election of 2008 Ser 2009(b)	0.00	08/01/26	3,180	1,427,884

Beverly Hills Unified School District, Election of 2008 Ser 2009(b)	0.00	08/01/31	40	13,085

Beverly Hills Unified School District, Election of 2008 Ser 2009(b)	0.00	08/01/32	6,525	2,002,718

California County Tobacco Securitization Agency, Los Angeles County Securitization Corp. Ser 2006(c)	0.00	06/01/28	3,000	2,283,870

California Housing Finance Agency, Home Mortgage Ser 1983 B (FHA Insd)(b)	0.00	08/01/15	865	576,021

California Housing Finance Agency, Ser 2006 K (AMT)	4.70	08/01/31	4,000	3,298,280

California Housing Finance Agency, Ser 2006 K (AMT)	4.75	08/01/36	4,000	3,193,520

California Statewide Communities Development Authority, Adventist Health Ser 2005 A	5.00	03/01/30	5,000	4,895,450

California Statewide Communities Development Authority, Huntington Memorial Hospital Ser 2005	5.00	07/01/35	2,500	2,380,125

California Statewide Communities Development Authority, John Muir Health Ser 2006 A	5.00	08/15/32	7,000	6,772,150

City of Loma Linda, University Medical Center Ser 2005 A	5.00	12/01/22	2,560	2,452,454

Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd)(a)(b)	0.00	08/01/29	1,585	518,596

El Segundo Unified School District, Election of 2008 Ser 2009 A(b)	0.00	08/01/32	5,030	1,300,305

El Segundo Unified School District, Election of 2008 Ser 2009 A(b)	0.00	08/01/33	4,185	1,013,021

Foothill/Eastern Transportation Corridor Agency, Ser 1999	5.875	01/15/27	10,000	9,912,100

Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A(b)	0.00	06/01/47	50,000	1,591,000

Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A	5.00	06/01/45	6,500	5,840,640

Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2007 A-1	5.125	06/01/47	9,000	5,820,930

Indio Redevelopment Agency, Merged Redevelopment Project Area, Ser 2008 A	5.25	08/15/26	1,960	1,938,871

Indio Redevelopment Agency, Tax Allocation Ser 2008 A	5.125	08/15/25	780	770,663

Long Beach Unified School District, Ser A	5.75	08/01/33	5,000	5,496,900

Menifee Union School District, 2008 Election Ser C (AGC Insd)(a)(b)	0.00	08/01/35	3,260	686,100

Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd)(a)(b)	0.00	08/01/38	4,770	757,524

Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd)(a)(b)	0.00	08/01/39	5,010	743,083

Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd)(a)(b)	0.00	08/01/40	5,260	728,510

Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd)(a)(b)	0.00	08/01/41	5,520	713,736

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Tax-Exempt Securities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California–(continued)

Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd)(a)(b)	0.00%	08/01/42	$5,800	$702,148

Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd)(a)(b)	0.00	08/01/43	6,090	689,023

Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd)(a)(b)	0.00	08/01/44	145	15,289

Patterson Joint Unified School District, Election of 2008 Ser 2009 B (AGM Insd)(a)(b)	0.00	08/01/37	1,170	199,953

Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)(a)(d)	5.00	11/01/12	530	581,166

Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd)(a)	5.00	11/01/21	4,260	4,290,502

Riverside County Public Financing Authority, Air Force Village West, Inc. (COPs)	5.75	05/15/19	1,845	1,815,332

Riverside County Public Financing Authority, Air Force Village West, Inc. (COPs)	5.80	05/15/29	3,900	3,355,911

Southern California Public Power Authority, Mead-Adelanto 1994 Ser A (AMBAC Insd)(a)(e)	8.907	07/01/15	9,000	11,456,820

State of California, Various Purpose Dtd 04/01/02	6.00	04/01/19	3,500	4,092,130

State of California, Various Purpose Dtd 06/01/07	5.00	06/01/37	15,000	14,370,450

				116,970,602

Colorado–(3.1%)
Colorado Housing & Finance Authority, Ser 1997 C-2 (AMT)	6.875	11/01/28	15	15,221

Colorado Housing & Finance Authority, Ser 1998 A-2 (AMT)	6.60	05/01/28	140	144,323

E-470 Public Highway Authority, Ser 1997 B (NATL-RE Insd)(a)(b)	0.00	09/01/14	20,000	16,812,800

E-470 Public Highway Authority, Ser 1997 B (NATL-RE Insd)(a)(b)	0.00	09/01/16	5,000	3,711,300

Metropolitan Football Stadium District, Sales Tax Ser 1999 A (NATL-RE Insd)(a)(b)	0.00	01/01/11	1,650	1,640,265

Public Authority for Colorado Energy, Natural Gas Ser 2008	6.25	11/15/28	750	780,863

				23,104,772

Connecticut–(0.2%)
Connecticut State Health & Educational Facility Authority, Quinnipiac University Ser 2007 K-2 (NATL-RE Insd)(a)	5.00	07/01/23	1,100	1,159,290

District of Columbia–(2.6%)
District of Columbia, Income Tax, Ser 2009 A(f)	5.25	12/01/27	6,860	7,632,642

District of Columbia Ballpark, Ser 2006 B-1 (NATL-RE & FGIC Insd)(a)	5.00	02/01/31	12,000	11,522,520

				19,155,162

Florida–(6.3%)
City of Jacksonville, Transportation Ser 2001 (NATL-RE Insd)(a)	5.00	10/01/26	8,500	8,600,300

County of Miami-Dade, Ser 2005 (NATL-RE Insd)(a)	5.00	10/01/35	2,500	2,505,525

Highlands County Health Facilities Authority, Adventist Health/Sunbelt Ser 2006 C(d)(g)	5.25	11/15/16	100	118,951

Highlands County Health Facilities Authority, Adventist Health/Sunbelt Ser 2006 C(g)	5.25	11/15/36	3,900	3,937,596

Mid-Bay Bridge Authority, Refg Ser 2008 A (AGC Insd)(a)	5.00	10/01/27	1,840	1,864,693

Mid-Bay Bridge Authority, Ser 1991 A (ETM)	6.875	10/01/22	2,500	3,304,650

Mid-Bay Bridge Authority, Sr Lien Crossover Refg Ser 1993 A (AMBAC Insd)(a)	5.85	10/01/13	4,485	4,584,253

South Miami Health Facilities Authority, Baptist Health South Florida, Ser 2007(f)	5.00	08/15/42	18,000	17,633,340

Tampa Bay Water Utility System Revenue, Ser 2001 A (NATL-RE & FGIC Insd)(a)	6.00	10/01/29	3,000	3,680,850

				46,230,158

Georgia–(2.7%)
City of Atlanta, Airport Ser 2004 J (AGM Insd)(a)	5.00	01/01/34	3,000	3,033,720

City of Atlanta, Atlanta Airport Ser 2000 A (NATL-RE & FGIC Insd)(a)	5.875	01/01/17	5,000	5,069,250

City of Atlanta, Atlanta Airport Ser 2004 C (AGM Insd)(a)	5.00	01/01/33	4,000	4,043,320

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Tax-Exempt Securities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Georgia–(continued)

City of Augusta, Water & Sewer Ser 2004 (AGM Insd)(a)	5.25%	10/01/39	$3,000	$3,114,810

County of Fulton, Ser 1998 (NATL-RE & FGIC Insd)(a)	4.75	01/01/28	5,000	5,002,000

				20,263,100

Hawaii–(0.1%)
Hawaii State Housing Finance & Development Corp., Purchase Ser 1997 A (AMT)	5.75	07/01/30	510	516,467

Idaho–(1.2%)
Idaho Housing & Finance Association, Federal Highway Trust, Ser 2008 A (RANs) (AGC Insd)(a)	5.25	07/15/23	4,230	4,663,533

Idaho Housing & Finance Association, Federal Highway Trust, Ser 2008 A (RANs) (AGC Insd)(a)	5.25	07/15/24	3,485	3,819,351

				8,482,884

Illinois–(7.4%)
Chicago Transit Authority, Federal Transit Administration Section 5309 Ser 2008 (AGC Insd)(a)	5.25	06/01/25	4,840	5,030,357

City of Chicago, Chicago O’ Hare International Airport Ser 2005 A (NATL-RE Insd)(a)	5.25	01/01/24	5,000	5,195,800

City of Chicago, Chicago Refg 2001 A (NATL-RE Insd)(a)(c)	0.00	01/01/17	2,000	2,179,200

City of Chicago, Chicago Refg Ser 1995 A-2 (AMBAC Insd)(a)	6.25	01/01/14	3,000	3,449,010

City of Chicago, Chicago Refg Ser 2001 A-2 (COPs)	7.13	03/15/22	2,000	2,013,020

De Kalb County Community Unit School District No. 428, (AGM Insd)(a)	5.00	01/01/27	990	1,048,361

De Kalb County Community Unit School District No. 428, Ser 2008 (AGM Insd)(a)	5.00	01/01/26	2,600	2,768,818

Illinois Finance Authority, Resurrection Health Center, Refg Ser 2009	6.125	05/15/25	2,870	2,926,395

Illinois Finance Authority, Rush University Medical Center Obligated Group Ser 2009 A	7.25	11/01/38	2,000	2,251,240

Kendall Kane & Will Counties Community Unit School District No. 308, Ser 2008 (AGM Insd)(a)(b)	0.00	02/01/20	3,295	2,158,027

Kendall Kane & Will Counties Community Unit School District No. 308, Ser 2008 (AGM Insd)(a)(b)	0.00	02/01/23	11,500	6,336,500

Metropolitan Pier & Exposition Authority, Refg Ser 2002 B (NATL-RE Insd)(a)(c)	0.00	06/15/22	20,000	15,122,400

State of Illinois, Civic Center Dedicated Tax Ser 1991 (AMBAC Insd)(a)	6.25	12/15/20	3,495	3,980,945

				54,460,073

Iowa–(2.5%)
State of Iowa, IJOBS Program Ser 2009 A(f)	5.00	06/01/25	5,815	6,347,770

State of Iowa, IJOBS Program Ser 2009 A(f)	5.00	06/01/26	4,360	4,721,662

Tobacco Settlement Authority of Iowa, Ser 2005 C	5.375	06/01/38	3,500	2,476,880

Tobacco Settlement Authority of Iowa, Ser 2005 C	5.50	06/01/42	5,250	3,707,025

Washington County Hospital, Ser 2006	5.50	07/01/32	1,275	1,241,697

				18,495,034

Kansas–(0.4%)
Wyandotte County-Kansas City Unified Government, Area B Refg Ser 2005	5.00	12/01/20	3,000	3,065,520

Kentucky–(0.9%)
Kentucky Economic Development Finance Authority, Owensboro Medical Health System Ser 2010 A	6.50	03/01/45	1,700	1,769,190

Louisville & Jefferson County Metropolitan Sewer District, Ser 1998 A (NATL-RE & FGIC Insd)(a)	4.75	05/15/28	5,000	5,001,750

				6,770,940

Maryland–(0.9%)
County of Baltimore, Oak Crest Village Ser 2007 A	5.00	01/01/37	2,500	2,230,950

Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00	01/01/17	1,590	1,498,066

Maryland Health & Higher Educational Facilities Authority, Medstar Health Refg Ser 2004	5.50	08/15/33	3,000	3,045,060

				6,774,076

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Tax-Exempt Securities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts–(4.5%)
Massachusetts Health & Educational Facilities Authority, Boston College Ser M-2	5.50%	06/01/30	$2,100	$2,481,633

Massachusetts Health & Educational Facilities Authority, Harvard University Ser A(f)	5.50	11/15/36	20,955	23,486,993

Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser O(f)	5.50	07/01/36	6,680	7,557,284

				33,525,910

Michigan–(1.9%)
City of Detroit Water Supply System, Refg Ser 2006 C (AGM Insd)(a)	5.00	07/01/26	4,100	4,152,972

Michigan Strategic Fund, Detroit Edison Co Ser 1999 B (AMT)	5.65	09/01/29	10,000	10,019,300

				14,172,272

Missouri–(1.5%)
Missouri Housing Development Commission, Homeownership Ser 1997 C-1	6.55	09/01/28	160	165,011

Missouri Housing Development Commission, Homeownership Ser 2000 B-1 (AMT)	7.45	09/01/31	110	114,269

Missouri State Health & Educational Facilities Authority, Barnes-Jewish /Christian Health Ser 1993 A	5.25	05/15/14	10,000	10,895,400

				11,174,680

Nevada–(2.0%)
Clark County School District, Limited Tax Ser 2007 C	5.00	06/15/26	4,000	4,161,440

County of Clark, Airport Sub Lien Ser 2004 A-1 (AMT) (NATL-RE & FGIC Insd)(a)	5.50	07/01/23	5,000	5,071,600

County of Clark, McCarran International Airport Ser 2010 A	5.125	07/01/34	2,000	1,995,880

County of Clark, Transportation Ser 1992 A (AMBAC Insd)(a)	6.50	06/01/17	3,000	3,653,280

				14,882,200

New Hampshire–(0.0%)
New Hampshire Housing Finance Authority, Mortgage Acquisition Ser 2000 B (AMT)	6.70	07/01/29	235	238,826

New Jersey–(6.6%)
New Jersey Economic Development Authority, MSU Student Housing, Provident Group Montclair LLC, Ser 2010	5.75	06/01/31	1,570	1,590,033

New Jersey Economic Development Authority, School Facilities Construction Ser N-1 (AMBAC Insd)(a)	5.50	09/01/24	3,885	4,402,171

New Jersey Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital Ser 2000	5.75	07/01/25	9,000	9,006,930

New Jersey State Turnpike Authority, Ser 2003 A (NATL-RE & FGIC Insd)(a)	5.00	01/01/27	10,000	10,291,700

New Jersey Transportation Trust Fund Authority, Ser 2006 C (AGC Insd)(a)(b)	0.00	12/15/26	19,265	8,422,273

Passaic Valley Sewage Commissioners, Ser F (NATL-RE & FGIC Insd)(a)	5.00	12/01/19	9,000	9,192,870

Tobacco Settlement Financing Corp., Ser 2007-1 A	4.625	06/01/26	7,000	5,740,000

Tobacco Settlement Financing Corp., Ser 2007-1 B(b)	0.00	06/01/41	5,000	247,600

				48,893,577

New Mexico–(0.4%)
City of Farmington, Pollution Control Ref, Public Service San Juan Ser 2010 A(g)	5.20	06/01/40	1,000	1,005,190

City of Farmington, Pollution Control Ref, Public Service San Juan Ser 2010 C	5.90	06/01/40	2,150	2,167,050

				3,172,240

New York–(10.6%)
Brooklyn Arena Local Development Corp., Ser 2009	6.25	07/15/40	1,430	1,484,769

Brooklyn Arena Local Development Corp., Ser 2009	6.375	07/15/43	600	622,362

City of New York, Subser 2008 L-1	5.00	04/01/27	2,225	2,367,355

Long Island Power Authority, Ser 2000 A (AGM Insd)(a)(b)	0.00	06/01/17	5,000	4,088,450

Metropolitan Transportation Authority, State Service Contract Ser 2002 B (NATL-RE Insd)(a)	5.50	07/01/24	5,000	5,297,300

New York City Housing Development Corp., Ruppert–FHA Ins Sec 223F	6.50	11/15/18	2,686	2,826,049

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Tax-Exempt Securities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York–(continued)

New York City Industrial Development Agency, 7 World Trade Center, LLC Ser 2005 A	6.25%	03/01/15	$6,000	$6,003,360

New York City Industrial Development Agency, Yankee Stadium Ser 2006 (NATL-RE Insd)(a)	4.75	03/01/46	5,000	4,728,350

New York City Transitional Finance Authority, 2010 Subser A-1(f)	5.00	05/01/28	5,570	5,998,055

New York City Transitional Finance Authority, 2010 Subser A-1(f)	5.00	05/01/29	4,455	4,787,076

New York City Transitional Finance Authority, 2010 Subser A-1(f)	5.00	05/01/30	4,455	4,766,538

New York City Transitional Finance Authority, Future Tax Secured, Ser 2003 D (NATL-RE Insd)(a)(d)	5.25	02/01/13	560	625,509

New York City Transitional Finance Authority, Future tax Secured, Ser 2003 D (NATL-RE Insd)(a)	5.25	02/01/21	4,440	4,816,024

New York State Dormitory Authority, State University Ser 1990 A	7.50	05/15/13	2,000	2,332,440

New York State Dormitory Authority, State University Ser 1993 A	5.25	05/15/15	5,000	5,557,800

New York State Dormitory Authority, Suffolk County Judicial Ser 1986 (ETM)	7.375	07/01/16	7,875	9,274,466

Sales Tax Asset Receivable Corp., Ser 2005 A (AMBAC Insd)(a)	5.00	10/15/29	10,000	10,612,100

Westchester Tobacco Asset Securitization, Ser 2005	5.125	06/01/38	3,000	2,371,980

				78,559,983

North Carolina–(0.7%)
North Carolina Municipal Power Agency No. 1, Catawba Ser 1998 A (NATL-RE Insd)(a)	5.50	01/01/15	4,750	5,409,727

North Dakota–(0.1%)
County of McLean, Solid Waste Facilities, Ser 2010 B	5.15	07/01/40	1,000	1,009,340

Ohio–(1.5%)
City of Cleveland, Ser 2008 B-1 (NATL-RE Insd)(a)(b)	0.00	11/15/25	3,895	1,774,290

County of Erie, Firelands Regional Medical Center Ser 2002	5.625	08/15/32	3,000	2,902,170

County of Lorain, Catholic Health Ser 9 2001 A	5.25	10/01/33	5,000	5,039,700

Ohio State Water Development Authority, Ser 2009 A(g)	5.875	06/01/33	1,140	1,248,049

				10,964,209

Oregon–(0.3%)
Warm Springs Reservation Confederated Tribe, Pelton Round Burre Tribal, Ser 2009 B	6.375	11/01/33	2,000	2,066,380

Pennsylvania–(0.5%)
Chester County Industrial Development Authority, RHA/PA Nursing Home, Inc. Ser 1989	8.50	05/01/32	1,655	1,688,679

Montgomery County Industrial Development Authority, White Marsh Ser 2005	6.125	02/01/28	2,000	1,602,700

				3,291,379

Puerto Rico–(5.1%)
Puerto Rico Electric Power Authority, Ser 2010 CCC	5.25	07/01/27	2,000	2,046,880

Puerto Rico Electric Power Authority, Ser O (ETM)(b)	0.00	07/01/17	15,000	11,878,350

Puerto Rico Highway & Transportation Authority, Refg Ser 1993 X	5.50	07/01/15	10,000	10,875,200

Puerto Rico Sales Tax Financing Corp., Ser 2009 A(d)(g)	5.00	08/01/11	3,815	3,998,196

Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.375	08/01/39	2,400	2,409,696

Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.50	08/01/42	2,400	2,430,192

Puerto Rico Sales Tax Financing Corp., Subser 2010 C	5.25	08/01/41	3,950	3,902,087

				37,540,601

South Carolina–(1.5%)
Charleston Educational Excellence Finance Corp., Charleston County School District Ser 2005	5.25	12/01/30	5,000	5,195,450

County of Richland, Environmental Improvement, Paper Co. Ser 2007 A	4.60	09/01/12	1,025	1,081,949

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Tax-Exempt Securities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina–(continued)

Lexington County Health Services District, Inc., Ser 2007 A	5.00%	11/01/16	$210	$231,641

South Carolina Transportation Infrastructure Bank, Ser 2002 A (AMBAC Insd)(a)	5.25	10/01/21	4,430	4,747,808

				11,256,848

Texas–(13.9%)
Capital Area Cultural Education Facilities Finance Corp., Roman Catholic Diocese Ser 200 B	6.125	04/01/45	2,500	2,517,025

City of Houston, Airport Sub Lien Ser 2000 A (AMT) (AGM Insd)(a)	5.875	07/01/17	5,000	5,014,800

City of Houston, Combined Utility First Lien Refg Ser 2004 A (NATL-RE Insd)(a)	5.25	05/15/25	5,000	5,319,350

City of Houston, First Lien Refg Ser 2004 A (AGM Insd)(a)	5.25	05/15/22	15,000	16,142,400

City of Houston, Ser 2001 B (CR) (AGM & AMBAC Insd)(a)(b)	0.00	09/01/26	8,750	3,702,650

City of Houston, Ser 2001 B (CR) (AGM & AMBAC Insd)(a)(b)	0.00	09/01/27	3,600	1,432,476

City of San Antonio, Water & Refg Ser 2002 (AGM Insd)(a)	5.00	05/15/28	5,000	5,199,700

County of Harris, Refg Ser 2009 A	5.00	08/15/31	2,920	3,070,526

County of Harris, Ser 2007 C (AGM Insd)(a)	5.25	08/15/31	6,665	7,699,741

Dallas-Fort Worth International Airport Facilities Improvement Corp., Ser 2003 A (AMT) (AGM Insd)(a)	5.25	11/01/24	10,000	10,189,000

Friendswood Independent School District, Schoolhouse Ser 2008	5.00	02/15/26	2,840	3,096,026

Harris County Health Facilities Development Corp., Thermal Utility, Ser 2008 (AGC Insd)(a)	5.00	11/15/27	3,180	3,307,773

Harris County Health Facilities Development Corp., Thermal Utility, Teco Ser 2008 (AGC Insd)(a)	5.00	11/15/26	3,860	4,037,097

Houston Independent School District, Schoolhouse Ser 2008	5.00	02/15/26	6,875	7,443,906

Lubbock Health Facilities Development Corp., Carillon Senior Life Care Ser 2005 A	6.625	07/01/36	5,000	4,649,250

North Texas Tollway Authority, Refg First Tier 2008 D (AGC Insd)(a)(b)	0.00	01/01/29	2,165	766,670

North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd)(a)(b)	0.00	01/01/28	22,800	8,598,336

North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd)(a)(b)	0.00	01/01/31	4,710	1,476,114

Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Ser 2007 A	5.00	02/15/17	2,700	2,935,872

Texas A&M University, System Health Science Center Ser 2009 A	5.00	05/15/25	1,610	1,775,363

Texas Private Activity Bond Surface Transportation Corp., Senior Lien Ser 2009	6.875	12/31/39	1,610	1,643,166

Texas State Turnpike Authority, First Tier Ser 2002 (CR) (BHAC & AMBAC Insd)(a)(b)	0.00	08/15/27	1,000	390,310

Victoria Independent School District, School Building Ser 2008	5.00	02/15/23	1,790	1,995,259

				102,402,810

Utah–(0.8%)
City of Salt Lake City, IHC Hospital Inc Ser 1983 (ETM)	5.00	06/01/15	5,000	5,611,600

Vermont–(0.3%)
Vermont Economic Development Authority, Wake Robin Corp Ser 2006 A	5.375	05/01/36	2,550	2,192,949

Virginia–(0.2%)
Tobacco Settlement Financing Corp., Asset Backed Ser 2005	5.50	06/01/26	1,000	1,118,910

Washington–(5.1%)
City of Seattle, Ser 2008	5.00	06/01/25	2,450	2,672,999

City of Seattle, Water Refg 2003 (NATL-RE Insd)(a)	5.00	09/01/20	10,000	10,898,900

City of Seattle, Water Refg 2003 (NATL-RE Insd)(a)	5.00	09/01/23	10,000	10,665,600

Grant County Public Utility District No. 2, Electric Refg Ser 2001 H (AGM Insd)(a)	5.375	01/01/18	5,000	5,283,750

Grant County Public Utility District No. 2 Priest Rapids, Wanapum Hydro Refg Ser 2005 A (NATL-RE & FGIC Insd)(a)	5.00	01/01/38	2,500	2,525,075

Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd)(a)	5.00	12/01/23	3,500	3,505,950

State of Washington, Motor Vehicle Fuel Tax Ser 2008 B	5.00	07/01/27	2,250	2,419,650

				37,971,924

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Tax-Exempt Securities Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin–(0.8%)
State of Wisconsin, Ser 2009 A	5.625%	05/01/28	$5,000	$5,494,000

TOTAL INVESTMENTS–104.8% (Cost $752,112,360)				774,427,880

OTHER ASSETS LESS LIABILITIES–1.5%				11,391,830

Floating Rate Note and Dealer Trusts Obligations Related to Securities Held–(6.3)%
Notes with interest rates ranging from 0.31% to 0.32% at 06/30/10 and contractual maturities of collateral ranging from 07/01/15 to 08/15/42 (See Note 1J)(h)				$(46,860,000)

NET ASSETS–100.0%				$738,959,710

Investment Abbreviations:

AGC	– Assured Guaranty Corporation.
AGM	– Assured Guaranty Municipal Corporation.
AMBAC	– AMBAC Assurance Corporation.
AMT	– Alternative Minimum Tax.
BHAC	– Berkshire Hathaway Assurance Corporation.
COPs	– Certificates of Participation.
CR	– Custodial Receipts.
ETM	– Escrowed to Maturity.
FGIC	– Financial Guaranty Insurance Company.
FHA	– Federal Housing Administration.
NATL-RE	– National Public Finance Guarantee Corporation.
RANs	– Revenue Anticipation Notes.

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Capital appreciation bond.
(c)	Security is a “step-up” bond where the coupon increases on a predetermined future date.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $11,456,820 which represents 1.55% of net assets.
(f)	Underlying security related to Special Purpose Trusts entered into by the Fund (See Note 1J).
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2010.
(h)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at June 30, 2010. At June 30, 2010, the Fund’s investments with a value of $82,931,360 are held by the Dealer Trusts and serve as collateral for the $46,860,000 in floating rate note and dealer trust obligations outstanding at that date.

Portfolio Composition

By credit quality, based on Net Assets
as of June 30, 2010

AAA	28.1%

AA	27.8

A	28.3

BBB	10.9

BB	1.0

NR	4.0

Cash	(0.1)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Tax-Exempt Securities Fund

Statement of Assets and Liabilities

June 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $752,112,360)	$774,427,880

Cash	3,068,528

Receivable for:
Investments sold	970,000

Fund shares sold	73,730

Interest	9,646,138

Other assets	39,556

Total assets	788,225,832

Liabilities:
Floating rate note and dealer trusts obligations	46,860,000

Payable for:
Fund shares reacquired	1,777,757

Dividends	304,298

Accrued fees to affiliates	127,604

Accrued other operating expenses	84,848

Trustee retirement plan	111,615

Total liabilities	49,266,122

Net assets applicable to shares outstanding	$738,959,710

Net assets consist of:
Shares of beneficial interest	$734,235,326

Undistributed net investment income	1,981,803

Accumulated net realized gain (loss)	(19,572,939)

Unrealized appreciation	22,315,520

$738,959,710

Net Assets:
Class A	$162,629,228

Class B	$30,219,323

Class C	$24,111,749

Class Y	$521,999,410

Shares outstanding, $0.001 par value per share, unlimited number of shares authorized:
Class A	15,042,074

Class B	2,783,101

Class C	2,228,138

Class Y	48,312,584

Class A:
Net asset value per share	$10.81

Maximum offering price per share, (Net asset value of $10.81 divided by 95.25%)	$11.35

Class B:
Net asset value and offering price per share	$10.86

Class C:
Net asset value and offering price per share	$10.82

Class Y:
Net asset value and offering price per share	$10.80

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Tax-Exempt Securities Fund

Statement of Operations

For the six months ended June 30, 2010
(Unaudited)

Investment income:
Interest	$20,361,960

Expenses
Advisory fees	1,473,200

Administrative services fees	257,475

Custodian fees	9,833

Distribution fees:
Class A	202,225

Class B	100,514

Class C	80,830

Transfer agent fees	184,633

Trustees’ and officers’ fees and benefits	65,187

Interest and residual trust expenses	202,026

Other	126,762

Total expenses	2,702,685

Less: Fees waived	(4,371)

Net expenses	2,698,314

Net investment income	17,663,646

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(1,885,447)

Futures contracts	1,320,920

Swap contracts	643

(563,884)

Change in net unrealized appreciation (depreciation) of:
Investment securities	9,961,196

Futures contracts	(1,149,763)

8,811,433

Net realized and unrealized gain	8,247,549

Net increase in net assets resulting from operations	$25,911,195

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Tax-Exempt Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2010 and the year ended December 31, 2009
(Unaudited)

	June 30,	December 31,
	2010	2009

Operations:
Net investment income	$17,663,646	$37,383,360

Net realized gain (loss)	(563,884)	(14,852,431)

Change in net unrealized appreciation	8,811,433	109,085,728

Net increase in net assets resulting from operations	25,911,195	131,616,657

Distributions to shareholders from net investment income:
Class A	(3,640,762)	(7,296,867)

Class B	(694,746)	(1,844,917)

Class C	(467,262)	(968,439)

Class Y	(12,546,507)	(26,666,440)

Total distributions from net investment income	(17,349,277)	(36,776,663)

Net increase (decrease) in net assets resulting from share transactions	(31,262,084)	(64,010,875)

Net increase (decrease) in net assets	(22,700,166)	30,829,119

Net assets:
Beginning of year	761,659,876	730,830,757

End of year (includes undistributed net investment income of $1,981,803 and $1,667,434, respectively)	$738,959,710	$761,659,876

Notes to Financial Statements

June 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Tax-Exempt Securities Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) formerly AIM Tax-Exempt Funds, (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of eleven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley Tax-Exempt Securities Fund (the “Acquired Fund”), an investment portfolio of Morgan Stanley Investment Advisors Inc. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively of the Fund.
  Information for the Acquired Fund’s — Class I shares prior to the Reorganization is included with Class Y shares of the Fund throughout this report.
  The Fund’s investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class B shares and Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

13        Invesco Tax-Exempt Securities Fund

Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

14        Invesco Tax-Exempt Securities Fund

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
J.	Floating Rate Note and Dealer Trust Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note and dealer trust obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The average floating rate notes outstanding and average annual interest and fee related to residual interests during the six months ended June 30, 2010 were $46,695,000 and 0.87%, respectively.
K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

15        Invesco Tax-Exempt Securities Fund

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $500 million	0.42%

Next $250 million	0.345%

Next $250 million	0.295%

Next $250 million	0.27%

Next $1.25 billion	0.245%

Over $2.5 billion	0.22%

  Prior to the Reorganization, the Acquired Fund paid an advisory fee of $1,231,832 to Morgan Stanley Investment Advisors Inc. (“MSIA”) based on the annual rates above of the Acquired Fund’s average daily net assets.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective on the Reorganization date, the Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver (excluding certain items discussed below) of Class A, Class B, Class C, and Class Y shares to 0.83%, 1.18%, 1.28% and 0.58%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Board of Trustees or Invesco may terminate the fee waiver arrangement at any time. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  For the period ended June 30, 2010, MSIA waived advisory fees of $4,371.
  The Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds. Prior to the Reorganization, investment advisory fees paid by the Acquired Fund were reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class shares.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. Prior to the Reorganization, the Acquired Fund paid an administration fee of $16,450 to Morgan Stanley Services Company, Inc. For the period ended June 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as administrative services fees.
  Also, the Trust has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates; (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 0.60% of the average daily net assets of Class B shares and (3) Class C — up to 0.70% of the average daily net assets of Class C shares.
  In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI but not yet reimbursed to IDI may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

16        Invesco Tax-Exempt Securities Fund

  Prior to the Reorganization, the Acquired Fund had entered into master distribution agreements with Morgan Stanley Distributors Inc. (“MSDI”) to serve as the distributor for the Class A, Class B and Class C shares. Pursuant to such agreements, the Acquired Fund paid $321,528 to MSDI. For the six months ended June 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. For the period June 1, 2010 to June 30, 2010, IDI advised the Fund that IDI retained $440 in front-end sales commissions from the sale of Class A shares and $1, $420 and $0 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders. For the period January 1, 2010 to May 31, 2010 MSDI retained $8,842 in front-end sales commissions from the sale of Class A shares and $115, $5,886 and $2,398 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2010, there were no significant transfers between Level 1 and Level 2.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$774,427,880	$—	$774,427,880

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

As of June 30, 2010, the Fund did not hold any derivative instruments.

Effect of Derivative Instruments for the six months ended June 30, 2010

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
		Swap
	Futures*	Agreements*

Realized Gain
Interest rate risk	$1,320,920	$643

Change in Unrealized Appreciation (Depreciation)
Interest rate risk	(1,149,763)	—

Total	$171,157	$643

*	The average value of futures and swap agreements outstanding during the period was $9,468,251 and $0, respectively.

17        Invesco Tax-Exempt Securities Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2009 which expires as follows:

Capital Loss
Expiration	Carryforward*

December 31, 2017	$17,917,616

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2010 was $26,000,781 and $64,664,965, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$41,976,555

Aggregate unrealized (depreciation) of investment securities	(19,661,035)

Net unrealized appreciation of investment securities	$22,315,520

Cost of investments is the same for tax and financial statement purposes.

18        Invesco Tax-Exempt Securities Fund

NOTE 9—Share Information

	Summary of Share Activity

	For the six months		For the year ended
	ended June 30, 2010(a)		December 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	531,424	$5,742,789	1,841,891	$18,739,745

Conversion from Class B	65,258	705,511	207,074	2,102,891

Reinvestment of dividends and distributions	316,012	3,414,661	664,829	6,821,933

Redeemed	(1,123,279)	(12,133,288)	(2,419,692)	(24,863,933)

Net increase (decrease) — Class A	(210,585)	(2,270,327)	294,102	2,800,636

Class B
Sold	135,623	1,470,297	594,728	6,083,199

Conversion to Class A	(64,999)	(705,511)	(206,151)	(2,102,891)

Reinvestment of dividends and distributions	58,023	629,543	163,419	1,677,618

Redeemed	(733,450)	(7,960,188)	(2,103,944)	(21,558,910)

Net increase (decrease) — Class B	(604,803)	(6,565,859)	(1,551,948)	(15,900,984)

Class C
Sold	188,101	2,034,575	283,490	2,883,083

Reinvestment of dividends and distributions	40,239	435,282	86,484	888,095

Redeemed	(219,237)	(2,365,681)	(361,693)	(3,700,056)

Net increase — Class C	9,103	104,176	8,281	71,122

Class Y
Sold	113,259	1,221,282	256,104	2,596,573

Reinvestment of dividends and distributions	1,015,549	10,966,454	2,279,258	23,347,837

Redeemed	(3,215,489)	(34,717,810)	(7,507,652)	(76,926,059)

Net increase (decrease) — Class Y	(2,086,681)	(22,530,074)	(4,972,290)	(50,981,649)

Net increase (decrease) in share activity	(2,892,966)	$(31,262,084)	(6,221,855)	$(64,010,875)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 73% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

NOTE 10—Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in inverse floating rate municipal securities, which are variable debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Fund may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Fund in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bonds held by the special purpose trust and the Fund is paid the residual cash flow from the bonds held by the special purpose trust.
  The Fund generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.
  In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

19        Invesco Tax-Exempt Securities Fund

  The Fund may also invest in private placement securities. TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	For the six
	months ended
	June 30,		For the year ended December 31,
	2010		2009		2008		2007		2006		2005

Selected per share data:
Net asset value, beginning of period	$10.69		$9.43		$11.19		$11.56		$11.55		$11.82

Income (loss) from investment operations:
Net investment income	0.25		0.49		0.48		0.50		0.50		0.52

Net realized and unrealized gain (loss)	0.11		1.25		(1.66)		(0.34)		0.08		(0.12)

Total income (loss) from investment operations	0.36		1.74		(1.18)		0.16		0.58		0.40

Less dividends and distributions from:
Net investment income	(0.24)		(0.48)		(0.49)		(0.49)		(0.50)		(0.51)

Net realized gain	—		—		(0.09)		(0.04)		(0.07)		(0.16)

Total dividends and distributions	(0.24)		(0.48)		(0.58)		(0.53)		(0.57)		(0.67)

Net asset value, end of period	$10.81		$10.69		$9.43		$11.19		$11.56		$11.55

Total return(a)	3.40%		18.76%		(10.93)%		1.42%		5.19%		3.46%

Net assets, end of period (000’s)	$162,629		$163,066		$141,120		$171,501		$171,530		$162,922

Ratios to average net assets:
Total expenses	0.87	%(b)	0.87	%(c)	0.89	%(c)	0.98	%(c)	0.85	%(d)	0.69%

Total expenses, exclusive of interest and residual trust expense	0.82	%(b)	0.83	%(c)	0.81	%(c)	0.79	%(c)	0.78	%(d)	0.69%

Net investment income	4.63	%(b)	4.75	%(c)	4.54	%(c)	4.35	%(c)	4.32	%(d)	4.39%

Rebate from affiliates	—		0.00	%(e)	0.00	%(e)	0.00	%(e)	—		—

Supplemental Data:
Portfolio turnover(f)	3%		21%		12%		7%		10%		17%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Ratios are annualized and based on average daily net assets (000’s omitted) of $163,120.
(c)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliates”.
(d)	Does not reflect the effect of expense offset of 0.01%.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

20        Invesco Tax-Exempt Securities Fund

NOTE 11—Financial Highlights—(continued)

	Class B
	For the six
	months ended
	June 30,		For the year ended December 31,
	2010		2009		2008		2007		2006		2005

Selected per share data:
Net asset value, beginning of period	$10.74		$9.47		$11.24		$11.61		$11.60		$11.87

Income (loss) from investment operations:
Net investment income	0.23		0.45		0.45		0.46		0.46		0.47

Net realized and unrealized gain (loss)	0.11		1.26		(1.68)		(0.34)		0.08		(0.12)

Total income (loss) from investment operations	0.34		1.71		(1.23)		0.12		0.54		0.35

Less dividends and distributions from:
Net investment income	(0.22)		(0.44)		(0.45)		(0.45)		(0.46)		(0.46)

Net realized gain	—		—		(0.09)		(0.04)		(0.07)		(0.16)

Total dividends and distributions	(0.22)		(0.44)		(0.54)		(0.49)		(0.53)		(0.62)

Net asset value, end of period	$10.86		$10.74		$9.47		$11.24		$11.61		$11.60

Total return(a)	3.21%		18.40%		(11.27)%		1.07%		4.82%		3.00%

Net assets, end of period (000’s)	$30,219		$36,375		$46,804		$71,528		$99,514		$127,327

Ratios to average net assets:
Total expenses	1.22	%(b)	1.22	%(c)	1.25	%(c)	1.34	%(c)	1.21	%(d)	1.12%

Total expenses, exclusive of interest and residual trust expense	1.17	%(b)	1.18	%(c)	1.17	%(c)	1.15	%(c)	1.14	%(d)	1.12%

Net investment income	4.28	%(b)	4.40	%(c)	4.18	%(c)	3.99	%(c)	3.96	%(d)	3.96%

Rebate from affiliates	—		0.00	%(e)	0.00	%(e)	0.00	%(e)	—		—

Supplemental data:
Portfolio turnover(f)	3%		21%		12%		7%		10%		17%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Ratios are annualized and based on average daily net assets (000’s omitted) of $33,782.
(c)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliates”.
(d)	Does not reflect the effect of expense offset of 0.01%.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

21        Invesco Tax-Exempt Securities Fund

NOTE 11—Financial Highlights—(continued)

	Class C
	For the six
	months ended
	June 30,		For the year ended December 31,
	2010		2009		2008		2007		2006		2005

Selected per share data:
Net asset value, beginning of period	$10.70		$9.45		$11.21		$11.57		$11.57		$11.84

Income (loss) from investment operations:
Net investment income	0.22		0.44		0.44		0.44		0.45		0.45

Net realized and unrealized gain (loss)	0.12		1.24		(1.67)		(0.32)		0.07		(0.12)

Total income (loss) from investment operations	0.34		1.68		(1.23)		0.12		0.52		0.33

Less dividends and distributions from:
Net investment income	(0.22)		(0.43)		(0.44)		(0.44)		(0.45)		(0.44)

Net realized gain	—		—		(0.09)		(0.04)		(0.07)		(0.16)

Total dividends and distributions	(0.22)		(0.43)		(0.53)		(0.48)		(0.52)		(0.60)

Net asset value, end of period	$10.82		$10.70		$9.45		$11.21		$11.57		$11.57

Total return(a)	3.17%		18.09%		(11.31)%		1.04%		4.63%		2.89%

Net assets, end of period (000’s)	$24,112		$23,746		$20,884		$26,864		$29,891		$31,911

Ratios to average net assets:
Total expenses	1.32	%(b)	1.32	%(c)	1.35	%(c)	1.44	%(c)	1.31	%(d)	1.22%

Total expenses, exclusive of interest and residual trust expense	1.27	%(b)	1.28	%(c)	1.27	%(c)	1.25	%(c)	1.24	%(d)	1.22%

Net investment income	4.18	%(b)	4.30	%(c)	4.08	%(c)	3.89	%(c)	3.86	%(d)	3.86%

Rebate from affiliates	—		0.00	%(e)	0.00	%(e)	0.00	%(e)	—		—

Supplemental data:
Portfolio turnover(f)	3%		21%		12%		7%		10%		17%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Ratios are annualized and based on average daily net assets (000’s omitted) of $23,286.
(c)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliates”.
(d)	Does not reflect the effect of expense offset of 0.01%.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

22        Invesco Tax-Exempt Securities Fund

NOTE 11—Financial Highlights—(continued)

	Class Y
	For the six
	months ended
	June 30,		For the year ended December 31,
	2010		2009		2008		2007		2006		2005

Selected per share data:
Net asset value, beginning of period	$10.68		$9.43		$11.19		$11.55		$11.55		$11.82

Income (loss) from investment operations:

Net investment income	0.26		0.51		0.51		0.52		0.53		0.54

Net realized and unrealized gain (loss)	0.11		1.24		(1.67)		(0.32)		0.07		(0.12)

Total income (loss) from investment operations	0.37		1.75		(1.16)		0.20		0.60		0.42

Less dividends and distributions from:
Net investment income	(0.25)		(0.50)		(0.51)		(0.52)		(0.53)		(0.53)

Net realized gain	—		—		(0.09)		(0.04)		(0.07)		(0.16)

Total dividends and distributions	(0.25)		(0.50)		(0.60)		(0.56)		(0.60)		(0.69)

Net asset value, end of period	$10.80		$10.68		$9.43		$11.19		$11.55		$11.55

Total return(a)	3.53%		18.95%		(10.71)%		1.75%		5.45%		3.52%

Net assets, end of period (000’s)	$521,999		$538,473		$522,023		$694,439		$793,282		$848,438

Ratios to average net assets:
Total expenses	0.62	%(b)	0.62	%(c)	0.65	%(c)	0.74	%(c)	0.61	%(d)	0.52%

Total expenses, exclusive of interest and residual trust expense	0.57	%(b)	0.58	%(c)	0.57	%(c)	0.55	%(c)	0.54	%(d)	0.52%

Net investment income	4.88	%(b)	5.00	%(c)	4.78	%(c)	4.59	%(c)	4.56	%(d)	4.56%

Rebate from affiliates	—		0.00	%(e)	0.00	%(e)	0.00	%(e)	—		—

Supplemental data:
Portfolio turnover(f)	3%		21%		12%		7%		10%		17%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(b)	Ratios are annualized and based on average daily net assets (000’s omitted) of $532,631.
(c)	The ratios reflect the rebate of certain Fund expenses in connection with investments in an affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from affiliates”.
(d)	Does not reflect the effect of expense offset of 0.01%.
(e)	Amount is less than 0.005%.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

NOTE 12—Change in Independent Registered Public Accounting Firm

The Fund is a new fund that was formed to acquire the assets and liabilities of a predecessor fund in a shell fund reorganization (the “Reorganization”). In connection with the organization of the Fund, the Audit Committee of the Board of Trustees of the Trust appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal year following May 31, 2010. The predecessor fund’s financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”). Concurrent with the closing of the Reorganization, the Prior Auditor resigned as the independent registered public accounting firm of the predecessor fund. The Prior Auditor’s report on the financial statements of the Fund for the past two years did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period the Prior Auditor was engaged, there were no disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report.

23        Invesco Tax-Exempt Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2010 through June 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/10)	(06/30/10)[1]	Period[2]	(06/30/10)	Period[2]	Ratio
A	$1,000.00	$1,033.60	$4.13	$1,020.73	$4.11	0.82%

B	1,000.00	1,031.80	5.89	1,018.99	5.86	1.17

C	1,000.00	1,031.30	6.40	1,018.50	6.36	1.27

Y	1,000.00	1,034.90	2.88	1,021.97	2.86	0.57

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2010 through June 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

24        Invesco Tax-Exempt Securities Fund

Approval of Investment Advisory and Sub-Advisory Agreements with Invesco Advisers, Inc. and its Affiliates

The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Tax-Exempt Securities Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Morgan Stanley retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
  In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed a particular piece of information differently than another.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements
A. Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
  The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.

B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.

C. Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
  The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
  After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.

D. Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.

E. Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.

F. Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services.

25        Invesco Tax-Exempt Securities Fund

The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
  The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

26        Invesco Tax-Exempt Securities Fund

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Morgan Stanley Tax-Exempt Securities Trust was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

(1)	Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

			Votes	Votes	Broker
	Matter	Votes For	Against	Abstain	Non-Votes

(1)	Approve an Agreement and Plan of Reorganization	40,619,353	2,538,926	2,611,509	0

27        Invesco Tax-Exempt Securities Fund

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-	easy. Download, save and print files using your home computer with a few clicks of your mouse.
This service is provided by Invesco Investment Services, Inc.
Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and 033-66242
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     If used after October 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
MS-TES-SAR-1       Invesco Distributors, Inc.

ITEM 2. CODE OF ETHICS.
The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 3, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 3, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: September 3, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.